RETIREMENT BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2025
Employee Benefits [Abstract]
Schedule of defined benefit plans

US$ MILLIONS	2025	2024
Plan assets	$524	$760
Less accrued benefit obligation	(510)	(685)
Accrued benefit asset (liability) (1)	$14	$75

(1)Primarily presented within Other liabilities’ of the consolidated statements of financial position. Refer to Note 18, Accounts Payable and Other for further details